Related parties - Narrative (Details) - Key management personnel - EUR (€) € in Thousands	8 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Board of Directors and Chief Executive Officer
Disclosure of transactions between related parties [line items]
Net defined benefit liability	€ 0	€ 0	€ 0
Advisor to the Chief Executive Officer
Disclosure of transactions between related parties [line items]
Total compensation	100
Termination benefits	€ 1,210